Fair Value Measurement - Summary of Activity for the Safe Liabilities that were Measured at Fair Value (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock Tranche Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance			$ 643
Fair value adjustments			$ (643)
SAFE Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 30,515
Initial fair value recognition		$ 31,515
Loss on issuance		255
Fair value adjustments	2,075	(1,255)
Ending Balance	$ 32,590	$ 30,515